Cost-method Investments, Description: Schedule of Cost Method Investments (Details)	May. 11, 2012 USD ($)
Details
Equipment	$ 23,000
Supplies	1,000
Inventory	1,000
Total Tangible Assets	25,000
Goodwill	5,000
Systems, wind turbine monitoring system, URL)	1,467,500
Restrictive Covenant	2,500
Total Intangible assets purchased	$ 1,475,000